Note 13 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
13.
       Earnings / (Loss) Per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2014	2015	2016
Income:
Net loss attributable to common shareholders	(19,359,005)	(15,687,132)	(45,946,822)
Basic and diluted earnings per share:
Weighted average common shares – Outstanding	5,479,418	6,410,794	8,165,703
Basic and diluted loss per share	(3.53)	(2.45)	(5.63)

During
2014,
2015
and
2016,
the effect of the non-vested stock awards and of Series B Preferred Shares was anti-dilutive. The number of dilutive securities was
18,395,
22,443
and
0
shares in
2014,
2015
and
2016,
respectively.